Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the accompanying consolidated balance sheets as of December 31, 2016 and 2015:

		December 31,
(In thousands)	Balance Sheet Location	2016	2015
Derivatives designated as hedging instruments:
Interest Rate Swap	Derivatives, at fair value	$(251)	$(415)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
As of December 31, 2016 and 2015, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

	December 31,
	2016		2015
Interest Rate Derivative	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest Rate Swap	1	$34,098	1	$34,098

Schedule of Interest Rate Derivatives
The table below details the location in the accompanying consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2016, 2015 and 2014.

	Year Ended December 31,
(In thousands)	2016	2015	2014
Amount of (loss) gain recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(231)	$(576)	$(734)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(393)	$(493)	$(505)
Amount of (loss) gain recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$2	$—	$(5)
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* The Company reclassified approximately $2,000 of other comprehensive income and $5,000 of other comprehensive loss to interest expense during the years ended December 31, 2016 and 2014, respectively. There was no net gain or loss recognized for the year ended December 31, 2015 as a result of reclassifications of other comprehensive income and other comprehensive loss, net.

Offsetting Assets
The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the accompanying consolidated balance sheets:

				Gross Amounts Not Offset on the Balance Sheet
(In thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Balance Sheet	Net Amounts of Liabilities presented on the Balance Sheet	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
December 31, 2016	$(251)	$—	$(251)	$—	$—	$(251)
December 31, 2015	$(415)	$—	$(415)	$—	$—	$(415)